Subsequent Events	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Subsequent Events
39.	SUBSEQUENT EVENTS
Loans
On

January
27
,
2022
, YPF executed an international syndicated loan agreement with Corporación Andina de Fomento (“CAF”) for an amount of up to
US$
300
 million, to be disbursed from the date of loan execution to March
31
,
2022
, repayable on a semi-annual basis with final maturity on
December 30, 2024
. The loan is divided into Tranche A, for an amount of US$
37.5
 million funded by CAF, and Tranche B, for an amount of US$
262.5
 million funded by international entities.
Transportadora de Gas del Norte S.A. (“TGN”)
On March 7, 2022, the appeal filed by YPF for the correction and/or clarification of certain aspects in the judgment rendered by the Court of Appeal was favorably resolved. On that date an extraordinary appeal was filed against the judgment rendered by the Court of Appeal, which was granted on April 5, 2022 in relation to the federal issue raised and was denied in relation to the arbitrariness of the judgment rendered by the Court of Appeal, and a complaint appeal was filed in relation to this last aspect. See Note 16.a.1).
Issues related to Maxus Entities - Claim of the Liquidating Trust
On March 16, 2022, the Liquidating Trust filed a motion for partial summary judgment on certain of its claims against YPF, the other companies of the Group that are part of the Claim and Repsol. The Liquidating Trust’s motion does not request the entry of a monetary judgment at this time, acknowledging that certain issues will be resolved at trial. The deadline for YPF, together with the other companies of the Group that are part of the Claim, and Repsol to file their own motions for summary judgment is April 27, 2022. It is currently expected that any decision on the summary judgement motions would be rendered in June 2022, at the earliest. See Note 32.a.4).
Dispute over the cost deduction for hydrocarbon well abandonment
The Management of the Company, based on the opinion of its external advisors, and notwithstanding the technical merits for defending its position, evaluated the regularization plan provided for under Law No. 27,653, for the income tax and the compensations made in due course with the credit balances generated by said tax, and on March 30, 2022, adhered to the aforementioned plan for fiscal years 2014 to 2017 for 2,374, thus putting an end to the controversy corresponding to those periods. See Note 16.a.5).
Petersen Energĺa Inversora, S.A.U. and Petersen Energĺa, S.A.U. (collectively, “Petersen”) - Eton Park Capital Management, L.P., Eton Park Master Fund, LTD. and Eton Park Fund, L.P. (collectively, “Eton Park”)
On April 14, 2022, plaintiffs and defendants filed opening briefs in support of cross-motions for summary judgment in the Petersen and Eton Park actions. Plaintiffs argue that the Court should grant summary judgment in their favor on liability and damages as to both YPF and the Republic, and claim total damages of US$ 15.9 billion, comprised of US$ 8.4 billion in direct damages and US$ 7.5 billion in ancillary claims and pre-judgment interest through September 24, 2021. Plaintiffs also purport to reserve the right to seek higher damages at trial if summary judgment is denied, which could substantially increase the damages claimed. In their opening briefs, YPF and the Republic each argues that it has no liability and owes no damages to plaintiffs, and that the Court should, therefore, grant summary judgment in its favor and dismiss all remaining claims against it. (See Note 33.b.2) for a description of the damages expert report submitted by YPF and the Republic on December 3, 2021, which disputes the assumptions and methodology on which plaintiffs’ damages calculations are based as not supported by the facts or applicable law). The parties will file opposition briefs on or before May 26, 2022 and reply briefs on or before June 23, 2022. Once the parties’ reply briefs are filed, and following any oral argument ordered by the Court, the summary judgment motions will be fully submitted for decision by the Court.
As of the date of issuance of these consolidated financial statements, there are no other significant subsequent events that require adjustments or disclosure in the financial statements of the Group as of December 31, 2021, or their description in Notes to these consolidated financial statements, which were not already considered in such consolidated financial statements according to IFRS.
The consolidated financial statements as of December 31, 2021, presented for regulatory purposes before the CNV, were approved by the Board of Directors’ meeting and authorized to be issued on March 3, 2022, and will be considered at the next Shareholders’ Meeting. These consolidated financial statements, which comprise those presented before the CNV on March 3, 2022, and an update of Note 39 - Subsequent events” and the inclusion of Note 40 - “Supplemental information on oil and gas producing activities (unaudited)”, have been approved by Management on April 20, 2022.